Schedule of Investments (unaudited) July 31, 2020	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
General Dynamics Corp.	248,045	$36,398,123

Air Freight & Logistics — 2.8%
CH Robinson Worldwide Inc.	127,576	11,956,423
United Parcel Service Inc., Class B	1,009,475	144,112,651

		156,069,074

Banks — 0.2%
Community Bank System Inc.	53,801	3,025,230
Cullen/Frost Bankers Inc.	77,628	5,593,874
CVB Financial Corp.	186,504	3,370,127
Westamerica Bancorp.	29,774	1,797,159

		13,786,390

Beverages — 7.8%
Coca-Cola Co. (The)	4,945,358	233,618,712
PepsiCo Inc.	1,509,952	207,859,992

		441,478,704

Biotechnology — 4.9%
Amgen Inc.	636,609	155,759,124
Gilead Sciences Inc.	1,697,663	118,038,508

		273,797,632

Capital Markets — 2.7%
BlackRock Inc.(a)	150,812	86,718,408
Eaton Vance Corp., NVS	155,855	5,632,600
Evercore Inc., Class A	56,114	3,103,104
Franklin Resources Inc.	507,773	10,688,622
Janus Henderson Group PLC	343,774	7,181,439
Moelis & Co., Class A	52,348	1,559,447
T Rowe Price Group Inc.	250,176	34,549,305

		149,432,925

Chemicals — 0.3%
Eastman Chemical Co.	180,981	13,506,612
Sensient Technologies Corp.	47,744	2,492,714

		15,999,326

Communications Equipment — 4.1%
Cisco Systems Inc.	4,898,078	230,699,474

Containers & Packaging — 0.5%
Amcor PLC(b)	2,877,425	29,637,477

Distributors — 0.3%
Genuine Parts Co.	196,953	17,755,313

Diversified Telecommunication Services — 16.4%
AT&T Inc.	17,974,827	531,695,383
Cogent Communications Holdings Inc.	54,851	4,942,624
Verizon Communications Inc.	6,663,736	383,031,545

		919,669,552

Electric Utilities — 5.9%
Alliant Energy Corp.	274,054	14,757,808
American Electric Power Co. Inc.	615,978	53,516,168
Avangrid Inc.	83,496	4,157,266
Duke Energy Corp.	1,161,738	98,445,678
IDACORP Inc.	55,939	5,216,312
Pinnacle West Capital Corp.	171,467	14,245,478
PPL Corp.	1,739,443	46,303,973
Southern Co. (The)	1,724,292	94,163,586

		330,806,269

Security	Shares	Value

Electrical Equipment — 1.7%
Eaton Corp. PLC	497,763	$46,356,668
Emerson Electric Co.	703,122	43,600,596
Hubbell Inc.	57,427	7,750,922

		97,708,186

Energy Equipment & Services — 1.6%
Schlumberger Ltd.	5,022,542	91,108,912

Food Products — 1.2%
General Mills Inc.	717,434	45,392,049
Kellogg Co.	324,538	22,389,877

		67,781,926

Gas Utilities — 0.1%
National Fuel Gas Co.	133,252	5,406,034

Household Products — 1.1%
Kimberly-Clark Corp.	402,752	61,234,414

Industrial Conglomerates — 2.1%
3M Co.	784,391	118,027,314

Insurance — 1.1%
Everest Re Group Ltd.	43,474	9,511,676
Fidelity National Financial Inc.	405,943	13,136,316
First American Financial Corp.	142,817	7,285,095
Mercury General Corp.	63,143	2,709,466
Travelers Companies Inc. (The)	266,072	30,443,958

		63,086,511

IT Services — 0.5%
Paychex Inc.	387,738	27,886,117

Machinery — 0.8%
Cummins Inc.	172,965	33,427,216
Snap-on Inc.	61,958	9,037,813

		42,465,029

Media — 0.0%
John Wiley & Sons Inc., Class A	56,692	1,917,890

Multi-Utilities — 4.3%
CMS Energy Corp.	294,171	18,879,895
Dominion Energy Inc.	1,352,523	109,594,939
Public Service Enterprise Group Inc.	720,451	40,302,029
Sempra Energy	348,489	43,372,941
WEC Energy Group Inc.	323,070	30,775,648

		242,925,452

Oil, Gas & Consumable Fuels — 17.5%
Chevron Corp.	3,801,703	319,114,950
ConocoPhillips	1,526,659	57,081,780
EOG Resources Inc.	595,137	27,882,168
Exxon Mobil Corp.	11,053,015	465,110,871
Phillips 66	721,242	44,731,429
Williams Companies Inc. (The)	3,661,065	70,036,174

		983,957,372

Pharmaceuticals — 17.3%
Johnson & Johnson	2,735,261	398,691,644
Merck & Co. Inc.	2,888,541	231,776,530
Pfizer Inc.	8,903,957	342,624,265

		973,092,439

Real Estate Management & Development — 0.1%
Kennedy-Wilson Holdings Inc.	251,828	3,737,127

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core High Dividend ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 2.6%
Maxim Integrated Products Inc.	328,765	$22,385,609
Texas Instruments Inc.	973,736	124,200,027

		146,585,636

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	374,937	22,631,197

Thrifts & Mortgage Finance — 0.1%
Capitol Federal Financial Inc.	157,328	1,518,215
TFS Financial Corp.	139,230	2,016,051

		3,534,266

Trading Companies & Distributors — 0.7%
Fastenal Co.	511,970	24,083,069
MSC Industrial Direct Co. Inc., Class A	69,752	4,604,330
Watsco Inc.	48,749	11,508,176

		40,195,575

Total Common Stocks — 99.7% (Cost: $5,813,924,856)		5,608,811,656

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(c)	15,800,000	$15,800,000

Total Short-Term Investments — 0.3% (Cost: $15,800,000)		15,800,000

Total Investments in Securities — 100.0% (Cost: $5,829,724,856)		5,624,611,656

Other Assets, Less Liabilities — (0.0)%		(2,255,898)

Net Assets — 100.0%		$5,622,355,758

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Trea- sury, SL Agency Shares	$20,280,000	$—	$(4,480,000	)(a)	$—	$—	$15,800,000	15,800,000	$4,483	$—
BlackRock Inc.	70,357,894	13,633,651	(7,245,391)		954,606	9,017,648	86,718,408	150,812	484,565	—

					$954,606	$9,017,648	$102,518,408		$489,048	$—

(a)	Represents net amount purchased (sold).

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	76	09/18/20	$12,401	$765,145

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Core High Dividend ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$5,608,811,656	$—	$—	$5,608,811,656
Money Market Funds	15,800,000	—	—	15,800,000

	$5,624,611,656	$—	$—	$5,624,611,656

Derivative financial instruments(a)
Assets
Futures Contracts	$765,145	$—	$—	$765,145

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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